Segmented Information (Tables)	12 Months Ended
Jun. 30, 2020
Operating segments [Abstract]
Operating Segments

Operating Segments	Cannabis (3)	Horizontally Integrated Businesses (2)	Corporate (1)	Total
	$	$	$	$
Year ended June 30, 2020
Net revenue	277,817	1,089	—	278,906
Gross profit (loss)	(33,601)	62	—	(33,539)
Net loss before taxes and discontinued operations	(3,153,763)	3,988	(234,121)	(3,383,896)

Year ended June 30, 2019
Net revenue	243,023	2,513	—	245,536
Gross profit (loss)	145,535	(1,556)	(1,539)	142,440
Net loss before taxes and discontinued operations	(190,425)	(7,326)	(132,898)	(330,649)

(1)
Net (loss) income under the Corporate allocation includes fair value gains and losses from investments in marketable securities, derivatives and investment in associates. Corporate and administrative expenditures such as regulatory fees, share based compensation and financing expenditures relating to debt issuances are also included under Corporate.

(2)
During the year ended June 30, 2020, the Company sold B.C. Northern Lights Enterprises Ltd. (“BCNL”) and sold certain assets of Urban Cultivator Inc (“UCI”). The remaining UCI operations were wound down as of June 30, 2020. Both BCNL and UCI represent the indoor cultivator CGU which forms the horizontally integrated businesses segment.

(3)	During the year ended June 30, 2020, ALPS ceased being included in the Cannabis segment of the Company following reclassification into discontinued operations (Note 11(b)).

Geographical Segments

Geographical Segments	Canada (1)	European Union	Other	Total
	$	$	$	$
Non-current assets other than financial instruments and deferred tax assets
As at June 30, 2020	2,139,765	81,927	95,830	2,317,522
As at June 30, 2019	4,442,849	82,922	226,483	4,752,254

Year ended June 30, 2020
Net revenue	255,278	21,527	2,101	278,906
Gross profit (loss)	(37,153)	5,572	(1,958)	(33,539)

Year ended June 30, 2019
Net revenue	230,279	11,789	3,468	245,536
Gross profit	135,570	8,268	(1,398)	142,440

(1)	During the year ended June 30, 2020, ALPS ceased being included in the Canadian geographical segment of the Company following reclassification into discontinued operations (Note 11(b)).